Other Liabilities (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities (Textual) [Abstract]
Amortization of lease discount	$ 0.5	$ 0.4